Total Vessel Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Abstract]
Voyage charter revenues	$ 51,805,097	$ 15,002,012	$ 0
Total vessel revenues	262,101,998	132,049,710	12,487,692
Trade accounts receivable, net	13,322,984	8,224,357
Decrease in trade accounts receivable	5,365,359	6,924,622	1,122,836
Deferred assets	51,138	191,234
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	163,872,159	111,900,699	12,487,692
Voyage Charter [Member]
Disaggregation of Revenue [Abstract]
Trade accounts receivable, net	2,462,714	3,046,863
Decrease in trade accounts receivable	(584,149)
Deferred assets	0	25,335
Pool [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 46,424,742	$ 5,146,999	$ 0